Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Changes in fair value of investments in equity securities, tax	$ 0	$ 0
Currency translation adjustment, tax	900	900
Reclassification of translation adjustments on disposal of subsidiaries, tax	0	0
Comprehensive income attributable to:
Fortuna shareholders	292,856	128,383
Non-controlling interests	23,595	13,171
Comprehensive income	$ 316,451	$ 141,554